Prospectus Investor Class [Member] Investment Strategy - Prospectus-Investor Class - Payden Securitized Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]
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The Fund seeks to provide total return, whether through price appreciation, or income, or a combination of both. It seeks opportunities by employing a flexible approach that evaluates security attractiveness globally, both inside and outside the United States. Downside risk protection is a part of the strategy, but there is no guarantee or implication that negative returns will be avoided.

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Under normal market conditions, the Fund will invest at least 80% of its investable assets (net assets plus borrowing for investment purposes, if any) in securitized credit securities. Securitized credit securities include but not limited to commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), agency and non‑agency residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLOs). These securities may be fixed rate or adjustable-rate securities. The Fund may also invest in other fixed-income instruments, which include bonds, debt instruments and other similar instruments issued by various U.S. and non‑U.S. public or private sector entities.

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The Fund’s adviser, Payden & Rygel (“Payden” or the “Adviser”), uses a research oriented, value-driven approach to investment and seeks to diversify credit risk and access sectors with the strongest fundamentals over the course of a credit cycle. The Adviser seeks to add value at different points in the credit cycle by capitalizing on inefficiencies within and among the financing markets for assets, including cyclical opportunities, and opportunities driven by regulation. In general, the Fund seeks to benefit from various risk premiums found within the securitized debt markets, capturing value through security selection, sector rotation and issue specific selection.

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The Fund invests in both investment grade debt securities and securities rated below investment grade. Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), or are securities that the Adviser, determines to be of comparable quality. Below investment grade debt securities, commonly referred to as “high-yield bonds” or “junk bonds” are considered to be speculative and involve a greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher-rated securities.

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The Fund will invest globally. In making these investments, the Fund invests in securities payable in U.S. dollars and foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.

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To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).

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The Fund may invest in many different types of derivatives, such as futures, forwards, swaps and options. These positions may be used for the purposes of either hedging currency exposure in the portfolio or to obtain exposure to various market sectors. Currency positions may be employed for the purposes of hedging non-dollar denominated bonds.

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The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity. Maturity is the date when each bond or other debt security pays back its principal.